Cost Method Investment - Additional Information (Detail) (USD $)		1 Months Ended
	Dec. 31, 2011	Dec. 07, 2010 Common Class B Travelzen Group
Schedule of Cost-method Investments [Line Items]
Number of ordinary shares agreed to subscribe		4,716
Percentage of outstanding ordinary shares		1.61%
Subscribed ordinary shares, value	$ 1,523,592	$ 1,500,000